SECURITISATIONS AND COVERED BONDS - Summary of Issuances and Redemptions of Securitisation and Covered Bond Programme (Details) £ in Millions, € in Billions	12 Months Ended
	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 GBP (£)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Notional amount	£ 272,315	£ 225,608
Euro €35bn Global Covered Bond Programme
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Notional amount | €			€ 35	€ 35
Internal issuances
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Securitisations and covered bonds issued	1,000	1,341
Securitisations and covered bonds redeemed	923	137
Internal issuances | Mortgage-backed master trust structures | Holmes
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Mortgage-backed master trust structures issued	106	241
Mortgage-backed master trust structures redemptions	17	121
Internal issuances | Mortgage-backed master trust structures | Fosse
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Mortgage-backed master trust structures issued	894	0
Mortgage-backed master trust structures redemptions	865	0
Internal issuances | Other asset-backed securitisation structures | Motor
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Other asset-backed securitisation structures issued	0	0
Other asset-backed securitisation structures redemptions	0	0
Internal issuances | Other asset-backed securitisation structures | Repton
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Other asset-backed securitisation structures issued	0	0
Other asset-backed securitisation structures redemptions	0	0
Internal issuances | Covered bond programme | Euro €35bn Global Covered Bond Programme
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
External notes in issue	0	1,100
Covered bonds redeemed	41	16
External issuances
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Securitisations and covered bonds issued	7,140	3,894
Securitisations and covered bonds redeemed	3,459	2,090
External issuances | Mortgage-backed master trust structures | Holmes
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Mortgage-backed master trust structures issued	1,250	1,500
Mortgage-backed master trust structures redemptions	0	186
External issuances | Mortgage-backed master trust structures | Fosse
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Mortgage-backed master trust structures issued	0	0
Mortgage-backed master trust structures redemptions	100	0
External issuances | Other asset-backed securitisation structures | Motor
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Other asset-backed securitisation structures issued	0	0
Other asset-backed securitisation structures redemptions	0	7
External issuances | Other asset-backed securitisation structures | Repton
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Other asset-backed securitisation structures issued	0	550
Other asset-backed securitisation structures redemptions	0	0
External issuances | Covered bond programme | Euro €35bn Global Covered Bond Programme
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
External notes in issue	5,890	1,844
Covered bonds redeemed	£ 3,359	£ 1,897